Revenue and Profit Deferrals (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Solar Wafer Supply Agreement [Member] installmentpayments installment	Sep. 30, 2011 Solar Wafer Supply Agreement [Member]	Jun. 30, 2011 Solar Wafer Supply Agreement [Member]	Dec. 31, 2011 Solar Wafer Supply Agreement [Member] installmentpayments installment	Dec. 31, 2011 Suntech Warrant [Member]	Dec. 31, 2011 Solar Energy [Member]	Dec. 31, 2010 Solar Energy [Member]	Dec. 31, 2011 Solar Energy [Member] Minimum [Member]	Dec. 31, 2011 Solar Energy [Member] Maximum [Member]
Deferred Revenue Arrangement [Line Items]
Contract Period Terms							10 years
System Production Guarantee Term									2 years
Maximum percentage to purchase equity stake	4.99%
Contract resolution, payment agreement							$ 120.0
Contract resolution, cash deposit				53.0			53.0
Contract Receivable, Due One Year or Less				67.0			67.0
Number Of Installments				4			4
Number of installment payments received from supply agreement				3			3
Deferred revenue prior to the resolution of long-term solar wafer supply								56.4
Deferred Revenue	250.7	199.0		0.7		176.4	0.7		198.8	83.8
Deferred Revenue, Additions									8.4
Deferred revenue recognized	$ (67.9)	$ (13.1)	$ (3.5)	$ (6.9)	$ (19.4)	$ (149.4)	$ 175.7		$ 0.7
System Service Contract Term											0 years	20 years